Revenues (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Service revenue	$ 13,162	$ 12,894	$ 26,986	$ 25,243	$ 51,973
Product revenue	6,578	7,147	13,637	13,829	26,182
Total revenues	19,740	20,041	40,623	39,072	78,155
Cost of revenues	9,401	9,735	19,336	19,374	37,987
Research and development expenses	1,122	1,017	2,359	1,987	4,051
Selling and marketing expenses	3,677	3,456	7,545	6,761	14,038
General and administrative expenses	2,661	2,886	5,548	5,634	11,275
Amortization of intangible assets	121	113	248	226	463
One time acquisition related costs			262		32
Financial expenses	332	259	666	419	1,004
Income tax expense	501	609	950	1,138	(7,221)
Others			15		5
Net income	$ 1,925	$ 1,966	3,694	$ 3,533	$ 16,521
Balances without adoption of Topic 606 [Member]
Service revenue			13,930
Product revenue			26,824
Total revenues			40,754
Cost of revenues			19,336
Research and development expenses			2,359
Selling and marketing expenses			7,566
General and administrative expenses			5,548
Amortization of intangible assets			248
One time acquisition related costs			262
Financial expenses			666
Income tax expense			965
Others			15
Net income			3,789
Adj. [Member]
Service revenue			293
Product revenue			(162)
Total revenues			131
Cost of revenues
Selling and marketing expenses			21
Financial expenses
Income tax expense			15
Others
Net income			$ 95